CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Convertible notes payable current, debt discount	0	178,775	53,677
Convertible notes payable noncurrent, debt discount	$ 0	$ 0	$ 508,750
Preferred Stock, Par Value		$ 1.00
Preferred Stock, shares authorized		100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	500,000,000	500,000,000
Common Stock, shares issued	228,948,386	214,967,503	177,626,058
Common Stock, shares outstanding	228,948,386	214,967,503	177,626,058
Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	73,875.09	72,073.26	65,433.34
Preferred Stock, shares outstanding	73,875.09	72,073.26	65,433.34
10% Series A Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,634,015	1,594,164	1,447,159
Preferred Stock, shares outstanding	1,634,015	1,594,164	1,447,159